UNITED STATES		                             OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number:	3235-0456
Washington, D.C. 20549
                                        Expires:  May 31, 2021
FORM 24F-2				Estimated average burden
Annual Notice of Securities Sold	hours per response    2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and Address of issuer:

	SunAmerica Specialty Series
	Harborside 5
	185 Hudson St., Suite 3300
	Jersey City, NJ 07311

2.	The name of each series or class of securities for which
	this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X

3.	Investment Company Act File Number:   811-21482


	Securities Act File Number:           333-111662


4(a).	Last day of fiscal year for which this Form is filed:

	October 31, 2020


4(b).	Check box if this Form is being filed late (i.e., more
	than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be
	filing this Form.

	Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)     Aggregate sale price of securities sold during
		the fiscal year pursuant to section 24(f):
		$266,489,889

	(ii)    Aggregate price of securities redeemed or
	        repurchased during the fiscal year:
		$302,405,701

	(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $183,126,780

	(iv)   Total available redemption credits
               [add Items 5(ii) and 5(iii)]: $485,532,481

	(v)   Net sales -- if Item 5(i) is greater than Item
	      5(iv) [subtract Item 5(iv) from Item 5(i)]:  $0

	(vi)  Redemption credits available for use in future
	      years -- if Item 5(i) is less than Item 5(iv)
	      [subtract Item 5 (iv) from Item 5(i)]:
	       $219,042,592

	(vii) Multiplier for determining registration fee (See
	      Instruction C.9):	x	0.0001091

	(viii) Registration fee due [multiply Item 5(v) by Item
	       5(vii)] (enter "0" if no fee is due):=  $0


6.	Prepaid Shares

	If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
	here:    -0-.

	If there is a number of shares or other units that were registered pursuand to rule 24e-2 remaining unsold at
	the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
	years, then state that number here:    -0-.

7.	Interest due -- if this Form is being filed more than 90
	days after the end of the issuer's fiscal year
	(see Instruction D):			+	 $-

8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]: =	 $0

9.	Date the registration fee and any interest payment was
	sent to the Commission's lock box depository:



	     Method of Delivery:
	                                    Wire Transfer

	                                    Mail or other means


	SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


	By (Signature and Title)__________________________________
	                        Donna McManus, Assistant Treasurer


	Date  January 28, 2021

	*Please print the name and title of the signing officer below the signature.